PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net

	September 30,	December 31,
	2021	2020
Cost	$3,182,644	$2,910,638
Less: accumulated depreciation and amortization	(781,308)	(729,741)

Property and equipment, net	$2,401,336	$2,180,897